UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number  811-10465

Gold Bank Funds

10975 El Monte, Suite 225
Overland Park, KS 66211
(Address of principal executive offices)

Gold Capital Management, Inc.
10975 El Monte, Suite 225
Overland Park, KS 66211
(Name and address of agent for service)

Registrant's telephone number, including area code: (913) 396-0300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1. Report to Stockholders.

June 30, 2005

Gold Bank Equity Fund Gold Bank Money Market Fund

Mutual funds managed by Gold Capital Management, Inc., a subsidiary of Gold Banc Corporation, Inc.

Letter from the President (Unaudited)

We are pleased to present you with the Gold Bank Funds Semi-Annual Report for the period ended on June 30, 2005.

The first half of 2005 proved to be a bumpy road for equity investors. Prospects for economic growth weakened as concern centered on rising oil prices and their potential economic impact, as well as a slowing trend in corporate earnings and the Fed’s steady pattern of increasing short-term interest rates.

We are proud to report solid since inception performance for the Gold Bank Equity Fund, which exceeded the Lipper Multi-Cap Value Funds, S&P 500 and Dow Jones Industrials indices. The Fund’s return for the period ended June 30, 2005, which is explained in the Equity Fund Manager’s Report, was — 2.31%, while the Lipper MultiCap Index was 0.87% and the S&P 500 was — 0.81%. We remain cautious and continue to search for undervalued opportunities that offer the potential for above-average growth.

The Gold Bank Equity Fund (GLDEX) maintained its asset base of $11.2 million and increased the number of shareholders to over 1,500 at period end. Categorized by Lipper Analytical Services as a “multi-cap value fund”, GLDEX outperformed the average fund in its class with a return of 34.73% since inception, compared to 24.37% for the Lipper Multi-Cap Value Funds index and 10.25% for the S&P 500 for that same period.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower of higher than the performance quoted. For performance data current to the most recent month, or a prospectus, which should be read carefully before investing, call 800-481-2591. These shares involve investment risk, including the possible loss of the principal invested. Consider the funds investment objectives, risks, charges, and expenses carefully before investing. Performance would have been lower had an expense reimbursement agreement not been in effect.

The Gold Bank Money Market Fund ended the reporting period with an asset base of $54.6 million and increased the number of its shareholders. The fund maintains a stable net asset value of $1.00 per share by investing in high quality, short-term money market instruments.

Shares of Gold Bank Funds are not deposits or obligations of, nor guaranteed by, Gold Banc Corporation, Inc. or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Gold Bank Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

As always, we appreciate your continued confidence and thank you for allowing us to participate in the management of your investments.

Sincerely,

Malcolm M. Aslin
President

Shares of the Gold Bank Funds are not deposits or obligations of, nor guaranteed by, Gold Banc Corporation, Inc. or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Gold Bank Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund. These shares of the Gold Bank Funds involve investment risk, including the possible loss of the principal invested. The information in this letter is unaudited.

Gold Bank Equity Fund — GLDEX (Unaudited)
INCEPTION DATE: 1/1/2002
SIZE: $11.2 MILLION

FUND MANAGER’S REPORT*

In our 2004 year-end report to shareholders, we indicated that we expected economic growth to moderate, profit growth to decelerate and short-term interest rates to increase in 2005. We also noted that the equity market could be difficult. These expectations all proved to be correct for the first half of 2005.

Most major equity market indices experienced losses ranging from approximately 1 percent to 5 percent in the first half of 2005. The Gold Bank Equity Fund sustained a loss of 2.31 percent for this period. The chart below compares the performance of the Gold Bank Equity Fund to equity indices and one mutual fund category for various time periods. Note that while our return was negative for the first half of 2005, it has been solidly positive since our inception date.

INDEX/FUND	2Q - 2005	1st Half 2005	1 Year	Since Inception Cumulative*	Since Inception Annualized*

Gold Bank Equity Fund (GLDEX)	-0.32%	-2.31%	3.96%	34.73%	8.89%

S&P 500	1.37%	-0.81%	6.32%	10.25%	2.83%

Dow Jones Industrials	-1.62%	-3.65%	0.66%	10.63%	2.93%

Lipper Multi-Cap Value Funds	1.62%	0.87%	10.72%	24.37%	6.34%

Source – Lipper, Bloomberg, State Street * Inception GLDEX – 1/1/2002

Most sectors of the equity market had lackluster returns in the first half. A notable exception was the energy sector and to a lesser extent the utility and health care sectors. As measured by S&P 500 industry groups, energy returned 23.0 percent, utilities 12.9 percent and health care 5.4% percent. The remaining seven industry groups had returns ranging from -6.4 percent to +1.9 percent.

The fund’s performance suffered from an underweighting in energy stocks and an overweighting in materials stocks. We reduced our exposure in energy stocks as they appreciated in the fourth quarter of 2004 and first half of 2005. Fund performance benefited from an underweighting in information technology stocks and a cash equivalents position that approximated 15 percent to 18 percent of fund assets during the first half.

As we move into the second half of 2005, we expect a continuation of several trends we saw in the first half. Namely, economic and profit growth deceleration, increases in short-term interest rates and a difficult equity market. One trend that seems likely to change, however, is the leadership within the equity market.

As always, thank you for your investment in the Gold Bank Equity Fund.

David B. Anderson
Senior Vice President

Wade B. Whitham
Vice President

* The information in the Fund Manager’s Report is unaudited.

JUNE 30, 2005	1

Gold Bank Equity Fund — GLDEX (Unaudited)

STRATEGY & OBJECTIVE

The Gold Bank Equity Fund is a no-load equity mutual fund categorized as a multi-cap value portfolio, maintaining a diversified portfolio of investments. The fund’s strategy is to select and monitor investments to offer our shareholders opportunities to achieve long-term capital growth and provide current income from dividends or interest.

INVESTMENT STYLE

TOP TEN HOLDINGS

Newell Rubbermaid, Inc.	2.60%
Campbell Soup Co.	2.58%
Bristol-Myers Squibb Co.	2.52%
Motorola, Inc.	2.36%
Hewlett-Packard Co.	2.31%
Insituform Technologies, Inc. Cl. A	2.29%
Interpublic Group of Cos., Inc.	2.28%
Time Warner, Inc.	2.24%
Mylan Laboratories, Inc.	2.23%
Sony Corp. ADR	2.18%
Total Percent In Top 10 Holdings	23.59%

SECURITY WEIGHTINGS

INDUSTRY HOLDINGS (as a percentange of net assets)

Consumer Discretionary	17.70%
Industrials	15.71%
Government Securities	11.58%
Health Care	11.00%
Consumer Staples	10.01%
Information Technology	7.00%
State Street Short Term Repo	6.48%
Materials	6.39%
Telecommunication Services	5.41%
Utilities	3.56%
Energy	3.34%
Financials	1.74%

TOTAL RETURN AS OF JUNE 30, 2005

	ONE YEAR	LIFE OF FUND

GLDEX	3.96%	34.73%

HYPOTHETICAL GROWTH OF $10,000
GOLD BANK EQUITY FUND VERSUS S&P 500

Gold Bank Equity Fund’s total return for one year as of June 30, 2005, was 3.96%. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2	GOLD BANK FUNDS SEMIANNUAL REPORT

Schedule of Investments
JUNE 30, 2005 (UNAUDITED)
GOLD BANK EQUITY FUND

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS – 81.85%
CONSUMER DISCRETIONARY – 18.66%
1,900	Bandag, Inc.	$87,495
1,746	Comcast Corp. Cl. A*	53,602
16,000	Delphi Corp.	74,400
6,800	Eastman Kodak Co.	182,580
3,300	Genuine Parts Co.	135,597
58,000	Head N.V. (a)*	156,600
21,000	Interpublic Group of Cos., Inc.*	255,780
8,100	Kimball International, Inc. Cl. B	106,920
8,300	McDonald’s Corp.	230,325
12,200	Newell Rubbermaid, Inc.	290,848
1,300	The Reader’s Digest Association, Inc.	21,450
7,100	Sony Corp. ADR (a)	244,524
15,000	Time Warner, Inc.*	250,650

		2,090,771

CONSUMER STAPLES – 9.06%
9,400	Campbell Soup Co.	289,238
6,800	Casey’s General Stores, Inc.	134,776
10,000	Coca-Cola Enterprises, Inc.	220,100
9,000	ConAgra Foods, Inc.	208,440
2,600	Kimberly-Clark Corp.	162,734

		1,015,288

ENERGY – 3.34%
1,100	ChevronTexaco Corp.	61,512
1,700	Marathon Oil Corp.	90,729
2,000	Schlumberger, Ltd.	151,880
1,200	Shell Transport & Trading Co., PLC ADR (a)	69,672

		373,793

FINANCIALS – 1.74%
1,800	1st Source Corp.	41,292
3,400	A.G. Edwards, Inc.	153,510

		194,802

HEALTH CARE – 11.00%
10,000	Applera Corp.- Applied Biosystems Group	196,700
6,000	Baxter International, Inc.	222,600
11,300	Bristol-Myers Squibb Co.	282,274
2,100	Hillenbrand Industries, Inc.	106,155
1,700	King Pharmaceuticals, Inc.*	17,714
5,100	Merck & Co., Inc.	157,080
13,000	Mylan Laboratories, Inc.	250,120

		1,232,643

INDUSTRIALS – 14.13%
2,000	Avery Dennison Corp.	105,920
2,500	Emerson Electric Co.	156,575
13,500	Federal Signal Corp.	210,600
5,500	Honeywell International, Inc.	201,465
16,000	Insituform Technologies, Inc. Cl. A*	256,480
3,500	Raytheon Co.	136,920
2,600	SPX Corp.	119,548
3,100	Union Pacific Corp.	200,880
6,900	Waste Management, Inc.	195,546

		1,583,934

INFORMATION TECHNOLOGY – 8.89%
60	Agere Systems, Inc.*	720
6,000	Andrew Corp.*	76,560
8,000	BMC Software, Inc.*	143,600
1,601	Freescale Semiconductor, Inc. Cl. B*	33,909
11,000	Hewlett-Packard Co.	258,610
35,000	iPass, Inc.*	212,100
2,200	Lucent Technologies, Inc.*	6,402
14,500	Motorola, Inc.	264,770

		996,671

Continued on next page.

3	GOLD BANK FUNDS SEMIANNUAL REPORT

Schedule of Investments
JUNE 30, 2005 (UNAUDITED)
GOLD BANK EQUITY FUND (Continued)

SHARES	COMPANY	MARKET VALUE

MATERIALS – 7.96%
20,000	Calgon Carbon Corp.	$177,000
5,600	E.I. Dupont de Nemours & Co.	240,856
14,700	Hercules, Inc.*	208,005
2,500	International Paper Co.	75,525
78	Neenah Paper, Inc.	2,416
3,200	Sensient Technologies Corp.	65,952
300	Sigma-Aldrich Corp.	16,812
4,000	Sonoco Products Co.	106,000

		892,566

TELECOMMUNICATION SERVICES – 3.51%
1,080	AT&T Corp.	20,563
5,600	BellSouth Corp.	148,792
6,500	Verizon Communications, Inc.	224,575

		393,930

UTILITIES – 3.56%
4,700	Alliant Energy Corp.	132,305
4,500	The Empire District Electric Co.	107,820
3,500	Progress Energy, Inc.	158,340

		398,465

TOTAL COMMON STOCKS (Cost $8,148,380)		9,172,863

FACE AMOUNT	DESCRIPTION	MARKET VALUE

SHORT TERM SECURITIES — 18.06%

U.S. GOVERNMENT AGENCIES — 5.34%
$ 600,000	Federal Home Loan Bank
	3.18%, due August 1, 2005	$598,357

U.S. GOVERNMENT SPONSORED ENTERPRISES — 6.24%
700,000	Federal Home Loan Mortgage Corp.
	3.10%, due July 14, 2005	699,217

REPURCHASE AGREEMENT — 6.48%
726,000	State Street Bank and Trust Co.,
	dated June 30, 2005,
	1.15%, due July 1, 2005;
	Collateralized by U.S. Treasury Note,
	3.625%, due June 30, 2007
	with a market value of $744,069
	Repurchase amount $726,023	726,000
(Cost $726,000)

TOTAL SHORT TERM SECURITIES (Cost $2,023,574)		2,023,574

TOTAL INVESTMENTS — 99.91% (Cost $10,171,954)		11,196,437

Other assets less liabilities — 0.09%		10,086

TOTAL NET ASSETS — 100.00%		$11,206,523

The identified cost of investments owned at June 30, 2005 was the same for financial statement and federal income tax purposes.

* Non-income producing security

(a)	Foreign security denominated in U.S. dollars. ADR – American Depository Receipt PLC – Public Limited Company

See accompanying Notes to Financial Statements.

4	GOLD BANK FUNDS SEMIANNUAL REPORT

Gold Bank Money Market Fund — GLDXX (Unaudited)
INCEPTION DATE: 1/1/2002
SIZE: $54.6 MILLION

FUND MANAGER’S REPORT*

Between the Federal Reserve (Fed) and the economy, yields have been on a roller coaster ride during the reporting period ended on June 30, 2005. The year began with some robust economic numbers. However, due to lower capital and durable good orders, the first quarter GDP came in at only 3.1 percent, representing a two-year low and retreating yields. During this period, the Fed raised the federal funds rate twice while overall bond market rates declined, which Greenspan viewed as a “conundrum.” This resulted in an upward spike in yields. When the fed funds rate reached 3 percent, many market watchers expected the Fed to pause their rate increases since job growth had moderated. However, as yields continued to decline, the Fed continued to hike rates and even stated that at 3.25 percent they were still “accommodative.” The statement also highlighted the Fed’s concern about both long and short-term inflation. The Fed stated its resolve to be “vigilant” against inflation and would not hesitate to raise rates faster if necessary.

While managing the Fund, we watch the CPI Index in order to anticipate interest rate sensitivities. The year over year measure, after running at 3 percent for the first four months, ended June at only 2.5 percent. The monthly CPI finished the quarter basically flat for the last two months. This slowing of inflation coupled with the Fed stating long-term inflation seemed “well contained,” caused yields to decline once again. So what has this done for yields? The one-year Constant Maturity Treasury (CMT) increased by 136 basis points, while the five-year CMT yield is 9 basis points lower versus one year ago.

Although there are four Federal Reserve meetings remaining this year, we expect the Fed to skip one rate increase and the federal funds rate to reach 4 percent by year-end. Our present strategy of keeping the average life of the fund at less than 30 days resulted in our yield increasing from 1.72 percent on December 31, 2004 to 2.61 percent on June 30, 2005. The shorter dollar weighted average results in the majority of the portfolio being reinvested monthly at potentially higher rates.

William R. Mitchell Vice
President

STRATEGY & OBJECTIVE

The Gold Bank Money Market Fund’s objective is to earn the maximum amount of income that is consistent with maintaining the safety and liquidity of the Fund’s assets, and to maintain a constant net asset value of $1 per share. The fund invests in high quality debt instruments that present minimal credit risks, maintaining a dollar weighted average portfolio maturity of less than 90 days.

INVESTMENT STYLE

TOTAL RETURN AS OF JUNE 30, 2005

GLDXX	1.06%

SECURITY WEIGHTINGS

MATURITY BREAKDOWN

0-30 Days	42.17%
31-60 Days	33.69%
61-90 Days	19.60%
91+ Days	4.55%
Fund Average	25 Days

* The information in the Fund Manager’s Report is unaudited.

JUNE 30, 2005	5

Schedule of Investments
JUNE 30, 2005 (UNAUDITED)
GOLD BANK MONEY MARKET FUND

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

COMMERCIAL PAPER – 12.80%
American Express Credit Corp.
3.15%, due July 19, 2005	$1,000,000	$998,425
3.15%, due July 26, 2005	1,000,000	997,813
ChevronTexaco Corp.
3.05%, due July 13, 2005	1,000,000	998,983
CitiCorp
3.23%, due July 5, 2005	1,000,000	999,641
3.23%, due July 14, 2005	1,000,000	998,834
General Electric Capital Corp.
3.20%, due July 21, 2005	1,000,000	998,222
3.25%, due July 7, 2005	1,000,000	999,458
TOTAL COMMERCIAL PAPER (Cost $6,991,376)	7,000,000	6,991,376

U.S. GOVERNMENT AGENCIES – 70.09%
Federal Farm Credit Bank
2.96%, due July 1, 2005	2,250,000	2,250,000
2.96%, due July 7, 2005	2,000,000	1,999,013
2.97%, due July 1, 2005	400,000	400,000
3.05%, due July 13, 2005	500,000	499,492
3.05%, due July 18, 2005	2,605,000	2,601,248
3.06%, due July 12, 2005	3,000,000	2,997,195
3.15%, due July 18, 2005	350,000	349,479
3.20%, due August 3, 2005	123,000	122,639
3.20%, due August 5, 2005	280,000	279,129
3.20%, due August 16, 2005	191,000	190,219
Federal Home Loan Bank
1.50%, due August 19, 2005	1,730,000	1,725,792
1.75%, due August 15, 2005	2,000,000	1,996,100
2.98%, due July 1, 2005	550,000	550,000
3.00%, due July 5, 2005	1,035,000	1,034,655
3.01%, due July 6, 2005	1,000,000	999,583
3.01%, due July 8, 2005	2,000,000	1,998,829
3.03%, due July 6, 2005	1,000,000	999,579
3.04%, due July 22, 2005	2,373,000	2,368,792
3.06%, due July 29, 2005	3,500,000	3,491,670
3.08%, due July 27, 2005	400,000	399,110
3.10%, due July 15, 2005	1,000,000	998,795
3.10%, due August 3, 2005	1,000,000	997,158
3.11%, due July 27, 2005	1,000,000	997,754
3.14%, due July 12, 2005	555,000	554,468
3.15%, due August 8, 2005	1,085,000	1,081,392
3.21%, due September 7, 2005	2,000,000	1,987,873
3.24%, due July 15, 2005	300,000	299,622
6.88%, due August 15, 2005	1,300,000	1,305,558

6	GOLD BANK FUNDS SEMIANNUAL REPORT

Schedule of Investments
JUNE 30, 2005 (UNAUDITED)
GOLD BANK MONEY MARKET FUND (Continued)

DESCRIPTION	PRINCIPAL AMOUNT	MARKET VALUE

Federal Home Loan Bank System
1.55%, due July 28, 2005	$1,000,000	$998,769
1.59%, due July 29, 2005	1,000,000	998,830
2.25%, due August 2, 2005	250,000	249,789
2.25%, due October 18, 2005	570,000	567,956

TOTAL U.S. GOVERNMENT AGENCIES (Cost $38,290,488)	38,347,000	38,290,488

U.S. GOVERNMENT SPONSORED ENTERPRISES – 16.63%
Federal Home Loan Mortgage Corp.
1.50%, due July 29, 2005	250,000	249,655
2.30%, due September 26, 2005	1,500,000	1,496,361
3.00%, due July 5, 2005	1,800,000	1,799,400
3.03%, due July 19, 2005	1,250,000	1,248,106
3.13%, due August 1, 2005	2,000,000	1,994,618
3.14%, due August 9, 2005	1,000,000	996,598
3.18%, due August 16, 2005	300,000	298,781
7.00%, due July 15, 2005	1,000,000	1,001,474

TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (Cost $9,084,993)	9,100,000	9,084,993

REPURCHASE AGREEMENT – 0.48%
State Street Bank and Trust Co.,
dated June 30, 2005, 1.15%,
due July 1, 2005, Collateralized by U.S.
Treasury Note, due November 15, 2009
with a market value of $273,625;
Repurchase amount $264,008 (Cost $264,000)	264,000	264,000

TOTAL INVESTMENTS – 100.00%		54,630,857
(Cost $54,630,857)

Other assets less liabilities – 0.00%		326

TOTAL NET ASSETS – 100.00%		$54,631,183

The identified cost of investments owned at June 30, 2005 was the same for financial statement and federal income tax purposes.

See accompanying Notes to Financial Statements.

JUNE 30, 2005	7

Other Information (Unaudited)
JUNE 30, 2005

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs. The Funds do not have transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds that have transactional costs as well.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUAL EXPENSE RATIO	EXPENSES PAID DURING PERIOD*

Equity
Actual	$1,000	$976.90	1.05%	$5.15
Hypothetical	$1,000	$1,019.59	1.05%	$5.26

Money Market
Actual	$1,000	$1,010.60	0.55%	$2.74
Hypothetical	$1,000	$1,022.07	0.55%	$2.76

*	Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year (181) divided by 365 to reflect the one-half year period.

PROXY VOTING POLICY AND PROCEDURES

A description of the policies and procedures that Gold Capital uses to vote proxies related to the Gold Bank Equity Fund’s portfolio securities is set forth in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling 800-481-2591 or on the Securities and Exchange Commission’s website at www.sec.gov. The Fund will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

The Fund’s proxy voting record for the 12 month period ended June 30 will be available by calling 800-481-2591 or on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 each year.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds’ Annual and Semiannual Reports include a complete schedule of each Fund’s portfolio holdings for the second and fourth quarters of each fiscal year. Each Fund files a complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-481-2591.

8	GOLD BANK FUNDS SEMIANNUAL REPORT

Statements of Assets and Liabilities
JUNE 30, 2005 (UNAUDITED)

	GOLD BANK EQUITY FUND	GOLD BANK MONEY MARKET FUND

ASSETS:
Investments, at cost	$10,171,954	$54,630,857

Investments, at value	$11,196,437	$54,630,857
Cash	517	679,086
Receivables:
Dividends	18,355	—
Interest	23	119,991
Fund shares sold	11,000	—
From advisor	6,489	5,928
Prepaid expenses	1,480	4,113

Total assets	11,234,301	55,439,975

LIABILITIES AND NET ASSETS:
Payables:
Management fees	6,929	25,110
Other fees	10,702	12,902
Dividends	—	121,763
Investments purchased	—	649,017
Fund shares redeemed	10,147	—

Total liabilities	27,778	808,792

NET ASSETS	$11,206,523	$54,631,183

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$9,470,652	$54,631,183
Undistributed net investment income	45,329	111
Accumulated net realized gain on sale of investments	666,059	(111)
Net unrealized appreciation in value of investments	1,024,483	—

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$11,206,523	$54,631,183

Shares of Beneficial Interest:
Authorized	Unlimited	Unlimited

Outstanding	911,706	54,631,184

NET ASSET VALUE PER SHARE	$12.29	$1.00

See accompanying Notes to Financial Statements.

JUNE 30, 2005	9

Statements of Operations
FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

	GOLD BANK EQUITY FUND	GOLD BANK MONEY MARKET FUND

INVESTMENT INCOME:
Dividends	$87,314	$—
Interest	16,053	881,285
Foreign tax withheld	(477)	—

	102,890	881,285

EXPENSES:
Advisory fees	41,115	164,446
Management fees	1,397	1,817
12b-1 fees	12,494	—
Custody and accounting fees	6,293	16,684
Shareholder expenses	3,192	3,192
Professional fees	24,440	24,142
Trustee expenses	2,510	2,510
Other expenses	1,678	1,354
Total expenses before voluntary reduction of management fees	93,119	214,145
Less: fee waivers and expense reimbursements	(35,558)	(30,577)
earnings credits	—	(2,677)

Net expenses	57,561	180,891

Net investment income	45,329	700,394

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions	478,401	(111)
Change in net unrealized appreciation (depreciation) from investments	(772,903)	—

Net loss on investments	(294,502)	(111)

Increase (decrease) in net assets resulting from operations	$(249,173)	$700,283

See accompanying Notes to Financial Statements.

10	GOLD BANK FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	GOLD BANK EQUITY FUND		GOLD BANK MONEY MARKET FUND

	SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2004	SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2004

OPERATIONS:
Net investment income (loss)	$45,329	$68,860	$700,394	$532,533
Net realized gain (loss) from investment transactions	478,401	821,370	(111)	85
Change in net unrealized appreciation (depreciation) on investments	(772,903)	429,046	—	—

Net increase (decrease) in net assets resulting from operations	(249,173)	1,319,276	700,283	532,618

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(48,642)	(700,283)	(532,533)
Net realized gain from investment transactions	—	(633,712)	—	(2,147)

Total distributions to shareholders	—	(682,354)	(700,283)	(534,680)

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,264,985	4,185,385	103,805,294	209,176,470
Reinvested distributions	—	331,725	17,783	10,149

	1,264,985	4,517,110	103,823,077	209,186,619
Shares repurchased	(987,808)	(2,360,339)	(115,136,500)	(203,277,750)

Net increase (decrease) from capital share transactions	277,177	2,156,771	(11,313,423)	5,908,869

Net increase (decrease) in net assets	28,004	2,793,693	(11,313,423)	5,906,807

NET ASSETS:
Beginning of year	11,178,519	8,384,826	65,944,606	60,037,799

End of period	$11,206,523	$11,178,519	$54,631,183	$65,944,606

Undistributed (distributions in excess of) net investment income	$45,329	$—	$111	$—

Fund share transactions:
Shares sold	102,980	338,072	103,805,294	209,176,470
Reinvested distributions	—	26,602	17,783	10,149

	102,980	364,674	103,823,077	209,186,619
Shares repurchased	(79,986)	(191,407)	(115,136,499)	(203,277,750)

Net increase (decrease) in fund shares	22,994	173,267	(11,313,422)	5,908,869

See accompanying Notes to Financial Statements.

JUNE 30, 2005	11

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

The Gold Bank Funds (comprised of the Gold Bank Equity Fund and Gold Bank Money Market Fund and collectively referred to herein as the “Funds”) is a multi-series Delaware statutory trust registered under the Investment Company Act of 1940 as amended and classified as an open-end diversified management investment company. The Funds commenced operations on January 1, 2002. The Gold Bank Funds are required to account for the assets of each series separately and to allocate general liabilities of the Gold Bank Funds to each series based upon the relative net assets of each series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

A. Investment Valuation — Securities are valued at the latest sales price for securities traded on a principal exchange, except securities listed on NASDAQ, National Market and Small Cap exchanges (“NASDAQ”) (U.S. or foreign). Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. Fund securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or no NOCP on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, securities are valued at fair value as determined in good faith using procedures approved by the Board of Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith using procedures approved by the Board of Trustees.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, securities in the Gold Bank Money Market Fund are valued at amortized cost, which approximates market value.

B. Investment Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date, or for foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/ premiums are accreted/amortized for financial reporting purposes on the using the effective interest method, commencing on the settlement date and are included in interest income.

C. Expense Limitations — Gold Capital Management, Inc., the Fund’s investment advisor/manager (“Gold Capital”) agreed to waive its management fees to limit annual total operating expenses to an annual rate of 1.05% of average daily net assets for the Gold Bank Equity Fund and to an annual rate of 0.55% of average daily net assets for the Gold Bank Money Market Fund until April 30, 2006. Thereafter, Gold Capital may continue or terminate this arrangement.

This expense limitation may be continued under a contractual or voluntary arrangement by Gold Capital. Gold Capital may be reimbursed by the Funds for such waived expenses for a period of three years from the date the expenses were waived or paid. This may be done only if such reimbursement does not exceed the expense cap percentage disclosed above. As of December 31, 2004, the total dollar amounts available for reimbursement to Gold Capital for the Gold Bank Equity Fund and the Gold Bank Money Market Fund were $248,939 and $239,776, respectively.

The Funds have entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses.

D. Repurchase Agreements — The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds’ investment advisor deems creditworthy under guidelines approved by the Funds’ Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

E. Federal and State Taxes — The Funds complied with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and also intend to pay distributions sufficient to avoid federal income and excise taxes. Therefore, no provision for federal or state tax is required.

12	GOLD BANK FUNDS SEMIANNUAL REPORT

Notes to Financial Statements

F. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles.

G. Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

H. Indemnifications — Under the Funds’ organizational document, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2. RELATED PARTIES, MANAGEMENT FEES

Gold Capital is the Funds’ investment advisor/manager and distributor/ principal underwriter. Gold Capital is a wholly owned subsidiary of Gold Banc Corporation, Inc. (“Gold Banc”), a publicly traded Kansas corporation. The Funds pay management fees for investment advisory and certain management/administrative services monthly to Gold Capital based upon average daily net assets at the following rates, in accordance with the Funds’ advisory agreement, subject to reimbursements required, if any, pursuant to the expense limitation provisions outlined in Note 1 C.:

FUND	ANNUAL RATE

Gold Bank Equity	0.75%
Gold Bank Money Market	0.50%

Certain Officers and Trustees of the Funds are also officers of the Investment Advisor. The Funds do not compensate their Officers or affiliated Trustees. Unaffiliated Trustees receive from the Trust an attendance fee for each Board or Committee meeting attended, with additional remuneration paid to the “lead ” Trustee and audit committee chair.

3. DISTRIBUTION PLAN

Gold Bank Equity Fund has adopted a Distribution Plan related to the offering of shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides for payments at an annual rate of 0.25% of the average daily net assets of the Gold Bank Equity Fund. Payments are made monthly to Gold Capital.

4. FEDERAL TAX MATTERS

Net investment income and net realized gains (losses) may differ for financial statements and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. The following adjustments were made to the Statement of Assets and Liabilities as of December 31, 2004, to reflect permanent differences:

FUND	ACCUMULATED NET REALIZED GAIN/(LOSS)	UNDISTRIBUTED NET INVESTMENT INCOME	PAID-IN- CAPITAL

Gold Bank Equity	(21,107)	(22,240)	43,347
Gold Bank Money Market	2,099	(2,099)	—

At June 30, 2005 the cost of securities for federal income tax purposes was substantially the same as for book purposes for the Gold Bank Equity Fund.

5. INVESTMENT TRANSACTIONS

Investment transactions for the period ended June 30, 2005 (excluding U.S. Government securities and maturities of short-term commercial notes and repurchase agreements) are as follows:

Gold Bank Equity Fund:
Purchases	$ 2,562,356
Proceeds from sales	1,940,764

JUNE 30, 2005	13

Financial Highlights

GOLD BANK EQUITY FUND Condensed data for a share of capital stock	SIX MONTHS ENDED JUNE 30, 2005	YEARS ENDED DECEMBER 31,
outstanding throughout each period	(UNAUDITED)	2004	2003	2002

Net asset value, beginning of period	$12.58	$11.72	$9.21	$10.00

Income from investment operations
Net investment income	.05	.08	.07	.06
Net gains (losses) on securities (both realized
and unrealized)	(.34)	1.61	2.63	(.75)

Total from investment operations	(.29)	1.69	2.70	(.69)

Less distributions:
Distributions from net investment income	—	(.06)	(.07)	(.06)
Distributions from capital gains	—	(.77)	(.12)	(.04)

Total distributions	—	(.83)	(.19)	(.10)

Net asset value, end of period	$12.29	$12.58	$11.72	$9.21

Total Return (a)	(2.31)%	14.49%	29.38%	(6.90)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,207	$11,179	$8,385	$3,053
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets before
voluntary management fee waiver	1.70%	1.80%	3.36%	3.20%
Ratio of net investment income to average net assets	.83%	.73%	.87%	1.02%
Ratio of net investment income (loss) to average net assets
before voluntary management fee waiver	.18%	(.02)%	(1.45)%	(1.13)%
Portfolio turnover rate	14%	24%	8%	3%

GOLD BANK MONEY MARKET FUND Condensed data for a share of capital stock	SIX MONTHS ENDED JUNE 30, 2005	YEARS ENDED DECEMBER 31,
outstanding throughout each period	(UNAUDITED)	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income	.01	.01	.01	.01

Total from investment operations	.01	.01	.01	.01

Less distributions:
Distributions from net investment income	(.01)	(.01)	(.01)	(.01)

Total distributions	(.01)	(.01)	(.01)	(.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return (a)	1.06%	.83%	.66%	1.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,631	$65,945	$60,038	$47,785
Ratio of expenses to average net assets	.55%	.55%	.55%	.55%
Ratio of expenses to average net assets before
voluntary management fee waivers	.64%	.66%	.79%	.65%
Ratio of net investment income to average net assets	2.13%	.83%	.65%	1.23%
Ratio of net investment income to average net assets
before voluntary management fee waivers	2.04%	.72%	.41%	1.13%

(a)	Total Return not annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

14	GOLD BANK FUNDS SEMIANNUAL REPORT

Notice to Shareholders

Trustees and Officers of the Trust (unaudited)

The officers of the Trust manage the Fund’s day-to-day operations pursuant to the laws of the State of Delaware. The Trust’s officers and Gold Capital are subject to the supervision and control of the Board of Trustees. The Trustees have approved contracts under which certain companies provide essential management services to the Funds. The Funds pay the fees for the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or Gold Capital.

The following table lists the name, age, and address of the Trustees and Officers of the Trust.

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUND AND LENGTH OF TIME SERVED	TERM OF OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

INTERESTED TRUSTEES

(a) Larry D. Armel (63) 6860 W. 115th, Suite 100 Overland Park, KS 66211	Trustee and Chairman; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	Retired/Self-employed (consulting) since January of 2000; and, formerly: CEO and Director of Jones & Babson, Inc. (mutual fund management company); Chairman, President and Director, each of the Babson Funds (nine mutual funds with ten portfolios), Buffalo Funds (five mutual funds) and UMB Scout Funds (thirteen mutual funds with fourteen portfolios); President, Principal Executive Officer and Director, Investors Mark Series Fund, Inc. (nine mutual funds); and, Director, AFBA Five Star Fund, Inc. (four mutual funds).	Two	None

(a) Malcolm M. Aslin (57) 6860 W. 115th, Suite 100 Overland Park, KS 66211	Trustee and President; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	CEO & President, Gold Banc Corporation, Inc. (banking and financial services); Chairman and President, Gold Financial Services, Inc. (financial holding company); Chairman, ComputNet Engineering, Inc. (data processing & info tech services); Chairman, Gold Insurance, Inc. (full line insurance agency); Chairman, Gold Investment Advisors, Inc. (investment advisor services); Chairman, Gold Reinsurance Company Ltd. (reinsurance company); President, Gold Merchant Banc, Inc. (merchant bank); and, formerly Chairman of Western National Bank and Unison Bancorporation.	Two	Gold Banc Corporation, Inc. (banking and financial services).

(a) David B. Anderson (57) 6860 W. 115th, Suite 100 Overland Park, KS 66211	Trustee, Chief Investment Officer and Vice President; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	Executive Vice President and Chief Investment Officer, Gold Bank Trust Company; Senior Vice President of Gold Capital Management, Inc.; and, formerly officer in charge of the Trust Investment Division of UMB Bank	Two	None

(a)	Each of these Trustees may be deemed to be an “interested person” of the Funds as that term is defined in the Investment Company Act of 1940, as amended. Messr. Armel is an interested Trustee as a result of a business consulting relationship with Gold Capital Management, Inc. relating to the formation of the Trust. Messrs. Aslin and Anderson are interested Trustees due to their employment by Gold Banc Corporation, Inc. and Gold Capital Management, Inc., respectively. Gold Capital Management, Inc. serves as the Funds Investment Advisor, Distributor and Manager.

JUNE 30, 2005	15

Notice to Shareholders

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUND AND LENGTH OF TIME SERVED	TERM OF OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

INTERESTED TRUSTEES

George R. Adair (84) 6860 W. 115th, Suite 100 Overland Park, KS 66211	Trustee; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	Retired	Two	None

Norman L. Cochran (83) 6860 W. 115th, Suite 100 Overland Park, KS 66211	Trustee; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	Retired	Two	None

Sue Heckart (66) 6860 W. 115th, Suite 100 Overland Park, KS 66211	Trustee; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	President of Heckart Funeral Homes, Inc.	Two	None

Roland R. Hines (67) 6860 W. 115th, Suite 100 Overland Park, KS 66211	Trustee; Served since 2004	For lifetime of the Trust or until earlier resignation or removal	Retired since 2000; formerly Vice Chairman and CFO of O’Brien Company.	Two	None

OFFICERS

Lee E. Derr (56) 6860 W. 115th, Suite 100 Overland Park, KS 66211	Chief Financial Officer; Served since 2003	NA	Vice President of Gold Banc Corporation, Inc. (banking and financial services) for the past three years; Private financial consultant previous to joining Gold Banc Corporation, Inc.

Stephen R. Oliver (54) 6860 W. 115th, Suite 100 Overland Park, KS 66211	Vice President, COO, Secretary and Chief Compliance Officer; Served since 2001	NA	Senior Vice President, Gold Capital Management, Inc. (broker/dealer); Senior Vice President, Gold Financial Services, Inc. (financial holding company); President, Gold Insurance, Inc. (full line insurance agency); and, President, Gold Reinsurance Company Ltd. (reinsurance company).

The Statement of Additional Information (“SAI”) includes additional information about the Funds Trustees and is available upon request without charge by calling 1-800-481-2591, or writing Gold Bank Funds, P.O. Box 7410, Overland Park, KS 66207.

This report has been prepared for the information of the Shareholders of Gold Bank Equity Fund and Gold Bank Money Market Fund, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Gold Capital Management, Inc.

16	GOLD BANK FUNDS SEMIANNUAL REPORT

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GOLD BANK FUNDS Equity Fund Money Market Fund	LEGAL COUNSEL Stradley, Ronon, Stevens & Young, LLP Philadelphia, Pennsylvania

INVESTMENT ADVISOR, DISTRIBUTOR AND MANAGER Gold Capital Management, Inc. Overland Park, Kansas	CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT State Street Bank and Trust Co. Kansas City, Missouri

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Mayer Hoffman McCann P.C. Leawood, Kansas

Mutual funds managed by Gold Capital Management, Inc., a subsidiary of Gold Banc Corporation, Inc.

Contact your Gold Capital broker or call TOLL FREE 800.481.2591

www.goldbank.com

P.O. Box 7410 Overland Park, KS 66207

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gold Bank Funds

/s/ Malcolm M. Aslin
————————————
Malcolm M. Aslin
Principal Executive Officer
August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Malcolm M. Aslin
————————————
Malcolm M. Aslin
Principal Executive Officer
August 19, 2005

/s/ Lee E. Derr
————————————
Lee E. Derr
Principal Financial Officer
August 19, 2005